Segment Information - Revenues from External Customers by Product (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Revenue from External Customer [Line Items]
Revenue from external customers									$ 46,387.1	[1],[2]	$ 35,568.9	[1],[2]	$ 32,681.1	[1],[2]
Group annuity contract conversion premium									99.0	[3]	941.4	[3]	0	[3]
Total revenue from external customers	13,182.7	13,035.6	11,537.4	9,538.9	9,929.6	8,917.3	8,835.9	8,917.0	47,294.6		36,599.8		33,782.2
Revenue from foreign customers	13,182.7	13,035.6	11,537.4	9,538.9	9,929.6	8,917.3	8,835.9	8,917.0	47,294.6		36,599.8		33,782.2
Benefit expense on group annuity contract conversion									99.0		941.4		0
Premiums Earned Net Accident And Health [Member]
Revenue from External Customer [Line Items]
Revenue from external customers									39,659.7		28,872.0		27,189.2
Health Care Fees And Other Revenue [Member]
Revenue from External Customer [Line Items]
Revenue from external customers									4,425.5		3,736.9		3,604.7
Group Life [Member]
Revenue from External Customer [Line Items]
Revenue from external customers									1,158.9		1,070.1		1,036.7
Group Disability [Member]
Revenue from External Customer [Line Items]
Revenue from external customers									849.5		726.0		632.6
Group Longterm Care [Member]
Revenue from External Customer [Line Items]
Revenue from external customers									44.9		45.9		45.9
Large Case Pension [Member]
Revenue from External Customer [Line Items]
Revenue from external customers									149.6		176.6		172.0
United States Federal Government [Member]
Revenue from External Customer [Line Items]
Total revenue from external customers									12,200.0		7,400.0		7,000.0
Revenue from foreign customers									12,200.0		7,400.0		7,000.0
Revenue from foreign customers [Member]
Revenue from External Customer [Line Items]
Total revenue from external customers									886.0		775.0		590.0
Revenue from foreign customers									$ 886.0		$ 775.0		$ 590.0

[1]	All within the U.S., except approximately $886 million, $775 million and $590 million in 2013, 2012 and 2011, respectively, which were derived from foreign customers.
[2]	Revenue from the U.S. federal government was $12.2 billion, $7.4 billion and $7.0 billion in 2013, 2012 and 2011, respectively, in the Health Care and Group Insurance segments. These amounts exceeded 10 percent of our total revenue from external customers in each of 2013, 2012 and 2011.
[3]	In 2013 and 2012, pursuant to contractual rights exercised by contract holders, certain existing group annuity contracts were converted from participating to non-participating contracts. Upon conversion, we recorded $99.0 million and $941.4 million of non-cash group annuity conversion premium for these contracts and a corresponding $99.0 million and $941.4 million non-cash benefit expense on group annuity conversion for these contracts during 2013 and 2012, respectively.